Interest expense	9 Months Ended
Sep. 30, 2026
Interest Expense [Abstract]
Interest expense
6. Interest expense

		Three Months Ended September 30,		Nine Months Ended September 30,
	Note	2026	2025	2026	2025
		$	$	$	$
Interest accretion on lease liabilities	18	51,945	34,320	166,042	61,274
Debenture interest	19	2,720,244	2,721,709	8,063,982	7,573,076
Other interest expenses		-	-	-	1,522
Total interest expense		2,772,189	2,756,029	8,230,024	7,635,872
Debenture interest for the three and nine months ended September 30, 2026 and 2025 relates to interest accrued on the debt portion of the convertible debentures as disclosed in Note 19.1.
Interest on lease liabilities relates to long-term leases of office, accommodation units, and warehouse premises in Tanzania and Australia as disclosed in Note 18.
Interest expenses incurred on the senior secured bridge loan facility, after offsetting of any interest received on any temporary investment, are capitalized to Exploration and Evaluation assets as these borrowing costs are directly attributable to the development of the Kabanga Nickel Project. For additional information regarding the senior secured bridge loan facility and the capitalization of interest, please refer to Note 19.2 and Note 13.